Material Related Party Transactions - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions			1 Months Ended	12 Months Ended
	May 25, 2026	Oct. 31, 2020 shares ¥ / shares	Mar. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2021 CNY (¥)
Disclosure of transactions between related parties [line items]
Loans from related party				¥ 96,267	¥ 78,233
Interest expense paid				2,448	1,914	¥ 1,840
Later than two years and not later than five years [member]
Disclosure of transactions between related parties [line items]
Loans from related party				16,747	14,394
A Share Convertible Bond [Member]
Disclosure of transactions between related parties [line items]
Number of convertible bonds issued | shares		160,000,000
Convertible bond conversion price per share | ¥ / shares		¥ 100
Number of convertible bonds subscribed | shares		101,027,580
Unsecured Entrusted Loans [Member]
Disclosure of transactions between related parties [line items]
Loans from related party				1,001	¥ 0
Interest expense paid				¥ 1
Unsecured Entrusted Loans [Member] | Bottom of range [member] | Later than two years and not later than five years [member]
Disclosure of transactions between related parties [line items]
Entrusted loans maturity period				2
Unsecured Entrusted Loans [Member] | Top of range [member] | Later than two years and not later than five years [member]
Disclosure of transactions between related parties [line items]
Entrusted loans maturity period				5
Medium Term Notes [Member]
Disclosure of transactions between related parties [line items]
Entrusted loans maturity period				3
Medium Term Notes [Member] | SA Finance [Member]
Disclosure of transactions between related parties [line items]
Debt instrument carrying amount			¥ 300,000,000
Debt instrument outstanding amount				¥ 300,000,000
Medium Term Notes [Member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Interest rate				2.90%	2.44%
Entrusted loans maturity period					3
Medium Term Notes [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Interest rate				3.20%	3.28%
Entrusted loans maturity period	5
A tranche of medium term notes [Member]
Disclosure of transactions between related parties [line items]
Loans from related party			¥ 1,000,000,000
Interest rate			3.28%
Entrusted loans maturity period			5 years
Southern Airlines Group Finance Co.,Ltd [member]
Disclosure of transactions between related parties [line items]
Loans from related party				¥ 3,018	¥ 1,686
Interest expense paid				¥ 76	¥ 27
Interest rate range				3.00% to 3.30%	3.00% to 4.28%
Interest income received on deposits				¥ 159	¥ 91
Southern Airlines Group Finance Co.,Ltd [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Loans from related party							¥ 1,000
Interest expense paid				¥ 22	¥ 89
Interest rate				3.85%	3.92%